Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Related Party Transactions Schedule Of Related Party Transactions 1	$ 458,976
Related Party Transactions Schedule Of Related Party Transactions 2	371,340
Related Party Transactions Schedule Of Related Party Transactions 3	18,535
Related Party Transactions Schedule Of Related Party Transactions 4	34,002
Related Party Transactions Schedule Of Related Party Transactions 5	0
Related Party Transactions Schedule Of Related Party Transactions 6	682,000
Related Party Transactions Schedule Of Related Party Transactions 7	0
Related Party Transactions Schedule Of Related Party Transactions 8		0.85